Schedule of breakdown of and changes in short and long-term debt (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
DisclosureOfLoansAndFinancingLineItems [Line Items]
Elimination of related parties			R$ 10,609
Long-term borrowings [member] | Debentures VII [Member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Maturity of the contract	[1]	10/2024
Interest rate p.a.	[1]	14.06%
Current	[1]	R$ 109,519	440,918
Noncurrent	[1]	1,055,249	146,170
Total debt	[1]	1,164,768	587,088
Funding	[1]	574,572
Unrealized gain and loss from ESN	[1]	(0)
Payments	[1]	(28,333)
Interest incurred	[1]	60,174
Interest paid	[1]	(36,048)
Exchange rate change	[1]	(0)
Amortization of costs and premium	[1]	R$ 7,315
Long-term borrowings [member] | Statement Table
DisclosureOfLoansAndFinancingLineItems [Line Items]
Maturity of the contract	[2]	10/2025
Interest rate p.a.	[2]	15.47%
Current	[2]	R$ 48,239	239,615
Noncurrent	[2]	9,757	17,275
Total debt	[2]	57,996	256,890
Funding	[2]	40,000
Unrealized gain and loss from ESN	[2]
Payments	[2]	(237,588)
Interest incurred	[2]	17,964
Interest paid	[2]	(19,270)
Exchange rate change	[2]	(0)
Amortization of costs and premium	[2]	R$ (0)
Foreign Currency Long-term Borrowings [Member] | Debt maturity | United States of America, Dollars
DisclosureOfLoansAndFinancingLineItems [Line Items]
Maturity of the contract	[3]	06/2021
Interest rate p.a.	[3]	9.50%
Current	[3]		484,113
Noncurrent	[3]	R$ (0)
Total debt	[3]		484,113
Funding	[3]	(0)
Payments	[3]	(499,663)
Interest incurred	[3]	17,000
Interest paid	[3]	(17,745)
Exchange rate change	[3]	R$ 16,295
Foreign Currency Long-term Borrowings [Member] | Import Financing [Member] | United States of America, Dollars
DisclosureOfLoansAndFinancingLineItems [Line Items]
Maturity of the contract	[4]	07/2022
Interest rate p.a.	[4]	7.77%
Current	[4]	R$ 138,034	783,659
Total debt	[4]	138,034	783,659
Payments	[4]	(699,899)
Interest incurred	[4]	27,701
Interest paid	[4]	(32,451)
Exchange rate change	[4]	R$ 59,024
Foreign Currency Long-term Borrowings [Member] | Import Financing On January 24, 2019 [Member] | United States of America, Dollars
DisclosureOfLoansAndFinancingLineItems [Line Items]
Maturity of the contract	[5]	12/2022
Interest rate p.a.	[5]	2.73%
Current	[5]	R$ 99,396	194,786
Noncurrent	[5]	(0)	49,958
Total debt	[5]	99,396	244,744
Payments	[5]	(157,641)
Interest incurred	[5]	2,653
Interest paid	[5]	(2,904)
Exchange rate change	[5]	8,132
Amortization of costs and premium	[5]	R$ 4,412
Foreign Currency Long-term Borrowings [Member] | E S N [Member] | United States of America, Dollars
DisclosureOfLoansAndFinancingLineItems [Line Items]
Maturity of the contract	[6],[7]	07/2024
Interest rate p.a.	[6],[7]	3.75%
Current	[6],[7]	R$ 40,764	37,960
Noncurrent	[6],[7]	1,947,463	1,896,854
Total debt	[6],[7]	1,988,227	1,934,814
Unrealized gain and loss from ESN	[6],[7]	(186,804)
Payments	[6],[7]
Interest incurred	[6],[7]	200,401
Interest paid	[6],[7]	(84,449)
Exchange rate change	[6],[7]	123,690
Amortization of costs and premium	[6],[7]	R$ 575
Foreign Currency Long-term Borrowings [Member] | Spare Engine Facility [Member] | United States of America, Dollars
DisclosureOfLoansAndFinancingLineItems [Line Items]
Maturity of the contract	[8]	09/2024
Interest rate p.a.	[8]	2.44%
Current	[8]	R$ 24,651	22,771
Noncurrent	[8]	125,106	197,009
Total debt	[8]	149,757	219,780
Payments	[8]	(86,020)
Interest incurred	[8]	5,447
Interest paid	[8]	(5,374)
Exchange rate change	[8]	15,642
Amortization of costs and premium	[8]	R$ 282
Foreign Currency Long-term Borrowings [Member] | Percentage of exchange premium | United States of America, Dollars
DisclosureOfLoansAndFinancingLineItems [Line Items]
Maturity of the contract	[9]	01/2025
Interest rate p.a.	[9]	7.00%
Current	[9]	R$ 105,797	98,521
Noncurrent	[9]	3,598,981	3,340,316
Total debt	[9]	3,704,778	3,438,837
Funding	[9]	(0)
Interest incurred	[9]	245,419
Interest paid	[9]	(241,093)
Exchange rate change	[9]	252,421
Amortization of costs and premium	[9]	R$ 9,194
Foreign Currency Long-term Borrowings [Member] | Exchange rate | United States of America, Dollars
DisclosureOfLoansAndFinancingLineItems [Line Items]
Maturity of the contract	[10]	06/2026
Interest rate p.a.	[10]	8.00%
Current	[10]	R$ (0)	1,848
Noncurrent	[10]	3,451,977	953,802
Total debt	[10]	3,451,977	955,650
Funding	[10]	2,267,646
Interest incurred	[10]	184,034
Interest paid	[10]	(184,906)
Exchange rate change	[10]	201,439
Amortization of costs and premium	[10]	R$ 28,114
Foreign Currency Long-term Borrowings [Member] | Contractual amendment | United States of America, Dollars
DisclosureOfLoansAndFinancingLineItems [Line Items]
Maturity of the contract	[11]	03/2028
Interest rate p.a.	[11]	4.11%
Current	[11]	R$ 50,471	32,566
Noncurrent	[11]	218,040	233,135
Total debt	[11]	268,511	265,701
Funding	[11]	(0)
Payments	[11]	(22,701)
Interest incurred	[11]	12,559
Interest paid	[11]	(7,584)
Exchange rate change	[11]	20,281
Amortization of costs and premium	[11]	R$ 255
Foreign Currency Long-term Borrowings [Member] | Withholding income tax on salaries | United States of America, Dollars
DisclosureOfLoansAndFinancingLineItems [Line Items]
Interest rate p.a.	[12]	8.75%
Current	[12]	R$ 17,743	16,522
Noncurrent	[12]	858,843	789,168
Total debt	[12]	876,586	805,690
Funding	[12]	10,952
Payments	[12]	(0)
Interest incurred	[12]	72,592
Interest paid	[12]	(72,585)
Exchange rate change	[12]	59,937
Amortization of costs and premium	[12]	(0)
Short And Long Term Loans And Financing [Member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Current		634,614	2,353,279
Noncurrent		11,265,416	7,623,687
Total debt		11,900,030	R$ 9,976,966
Funding		2,893,170
Unrealized gain and loss from ESN		(186,804)
Payments		(1,731,845)
Interest incurred		845,944
Interest paid		(704,409)
Exchange rate change		756,861
Amortization of costs and premium		R$ 50,147

[1]	The debentures total R$1.2 billion, considering the following issues: (i) 7th issue: 88,750 bonds by the subsidiary GLA in October 2018, for the early full settlement of the 6th issue; and (ii) 8th issue: 610,217 bonds by the subsidiary GLA in October 2021 to refinance short-term debt. Both issues have an interest rate of CDI+4.5% p.a. The debentures have personal guarantees from the Company and a real guarantee provided by GLA as a fiduciary assignment of certain credit card receivables, preserving the rights to prepay the receivables of these guarantees.
[2]	Issuance of transactions with the purpose maintaining and managing the Company's working capital.
[3]	Backed financing raised by the subsidiary Gol Finance in August 2020, from Delta Airlines, backed by Smiles’ shares and other assets, fully settled in 2021.
[4]	Credit lines with private banks used to finance the import of spare parts and aeronautical equipment. The interest rates negotiated are Libor 3m + 4.40% p.a. and Libor 1m + 3.25% p.a.
[5]	Financing to perform engine maintenance with Ex-Im Bank guarantee, including 4 operations, 3 with maturities in 2021, duly liquidated, and 1 with maturity in 2022.
[6]	Exchangeable Senior Notes see Note 31.2.
[7]	Issuance of Exchangeable Senior Notes (“ESN”), by the subsidiary Gol Finance, in March, April and July 2019, totaling US$425 million due in 2024, with holders entitled to exchange them for the Company’s American Depositary Shares ("ADSs").
[8]	Loan backed by the Company's own engines, with maturity in 2024.
[9]	Issuance of Senior Notes 2025 by the subsidiary Gol Finance in December 2017 and February 2018 to buyback Senior Notes and for overall purposes of the Company.
[10]	Issuance of Secured Senior Notes 2026 by the subsidiary Gol Finance in December 2020, May and September 2021, totaling US$650 million due in 2026.
[11]	Loans with a guarantee of 5 engines in total, carried out in June 2018. The contracted rates vary between Libor 6m + 2.35% p.a. up to Libor 6m + 4.25% p.a.
[12]	Issuance of Perpetual Notes by the subsidiary Gol Finance in April 2006 to finance the aircraft’s acquisition.